Fair Value Measurements (Details) (USD $)	Jul. 09, 2012 Surgical laser equipment service provider	Sep. 30, 2012 Southern California equipment rental division of a medical equipment manufacturer	Mar. 31, 2012 Southern California equipment rental division of a medical equipment manufacturer	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2010 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2 Interest Rate Swap	Sep. 30, 2012 Recurring basis Level 3	Sep. 30, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Dec. 31, 2010 Recurring basis Total	Dec. 31, 2011 Recurring basis Total Interest Rate Swap
Fair value measurements
Interest Rate Swap				$ 4,755,000	$ 16,347,000	$ 4,755,000			$ 4,755,000	$ 16,347,000	$ 4,755,000
Contingent Consideration	1,700,000		400,000				1,994,000	1,994,000
Earn-out paid		$ 20,000